REGULATORY FEES (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) GW	Dec. 31, 2017 BRL (R$)
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 653,017	R$ 728,180
TOTAL NONCURRENT LIABILITIES	721,536	698,423
TOTAL LIABILITIES	R$ 1,374,553	1,426,603
Total installed power capacity (in MW) | GW	60.268
Research & Development - R&D
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 425,669	240,812
TOTAL NONCURRENT LIABILITIES	R$ 698,917	671,791
Minimum investment of sum by electricity concessionaires every year percentage	1.00%
RGR Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 125,900	83,641
TOTAL NONCURRENT LIABILITIES	R$ 22,619	7,146
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
Energy Efficiency Program - PEE
REGULATORY FEES
TOTAL CURRENT LIABILITIES		65,802
TOTAL NONCURRENT LIABILITIES		19,486
Compensation for the Use of Water Resources
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 61,236	178,978
Effect of UHE reservoirs by destined cities percentage	45.00%
Effect of UHE reservoirs by states percentage	45.00%
Effect of UHE reservoirs by union percentage	10.00%
Concessionaires pay percentage	6.75%
CDE Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 16,400	89,688
PROINFA Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	14,714	9,159
Inspection Fee for Electric Energy Services
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 9,098	27,442
Other
REGULATORY FEES
TOTAL CURRENT LIABILITIES		R$ 32,658